STOCK BASED COMPENSATION (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jul. 31, 2022	Apr. 30, 2022
Weighted average exercise price, Exercisable Options		$ 0.070
Stock Options [Member]
Number of options, outstanding, beginning balance | shares	1,200,000	1,200,000
Number of options, outstanding, ending balance | shares		1,200,000
Number of options exercisable, ending		1,200,000
Weighted average exercise price, options, begining balance | $ / shares		$ 0.05
Weighted average exercise price, options, ending balance		0.05
Weighted average exercise price, exercisable, ending balance | $ / shares		$ 0.05
Options, Weighted Average Remaining Contractual Life, begining balance		3 years 2 months 15 days
Options, Weighted Average Remaining Contractual Life, ending balance		2 years 2 months 15 days
Aggregate Intrinsic Value, options, begining balance		$ 0
Aggregate Intrinsic Value, options, ending balance		$ 0
Stock Options One [Member]
Number of options, outstanding, beginning balance | shares	3,438
Number of options, outstanding, ending balance | shares	500,000	3,438
Number of options exercisable, ending	1,000,000
Weighted average exercise price, Outstandding Options, begining balance	$ 0.05
Weighted average exercise price,Outstanding Options, ending balance	1,000,000	$ 0.05
Weighted average exercise price, Exercisable Options	$ 0.05
Outstanding Options, Weighted Average Remaining Contractual Life, begining balance	1 year 11 months 16 days
Outstanding Options, Weighted Average Remaining Contractual Life, ending balance	1 year 11 months 16 days
Aggregate Intrinsic Value, Outstanding Options, begining balance	$ 0
Aggregate Intrinsic Value, Outstanding Options, ending balance	0
Aggregate Intrinsic Value, Exercisable Options	$ 0